Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Protected American Balanced Allocation Fund

LVIP Protected American Growth Allocation Fund

LVIP Protected Profile Conservative Fund

LVIP Protected Profile Moderate Fund

LVIP Protected Profile Growth Fund

LVIP Protected Profile 2010 Fund

LVIP Protected Profile 2020 Fund

LVIP Protected Profile 2030 Fund

LVIP Protected Profile 2040 Fund

LVIP Protected Profile 2050 Fund

(each, a "Fund")

Supplement Dated June 17, 2013

to the Prospectus and Summary Prospectus

(dated April 30, 2013), and

the Statement of Additional Information

(dated April 30, 2013, as supplemented May 1, 2013)

This Supplement updates certain information in each Fund's Prospectus, Summary Prospectus, and Statement of Additional Information. You may obtain copies of each Fund's Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Effective August 12, 2013, each Fund's name is changed according to the table below. Only the Fund name is changing; each Fund's investment objective, policies, strategies, and risks remain the same.

All references to a Fund's name in its Prospectus, Summary Prospectus, and Statement of Additional Information are changed as indicated below.

CURRENT FUND NAME	NEW FUND NAME

LVIP Protected American Balanced Allocation Fund	LVIP Managed Risk American Balanced Allocation Fund
LVIP Protected American Growth Allocation Fund	LVIP Managed Risk American Growth Allocation Fund
LVIP Protected Profile Conservative Fund	LVIP Managed Risk Profile Conservative Fund
LVIP Protected Profile Moderate Fund	LVIP Managed Risk Profile Moderate Fund
LVIP Protected Profile Growth Fund	LVIP Managed Risk Profile Growth Fund
LVIP Protected Profile 2010 Fund	LVIP Managed Risk Profile 2010 Fund
LVIP Protected Profile 2020 Fund	LVIP Managed Risk Profile 2020 Fund
LVIP Protected Profile 2030 Fund	LVIP Managed Risk Profile 2030 Fund
LVIP Protected Profile 2040 Fund	LVIP Managed Risk Profile 2040 Fund
LVIP Protected Profile 2050 Fund	LVIP Managed Risk Profile 2050 Fund

LVIP Protected American Balanced Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Protected American Balanced Allocation Fund

LVIP Protected American Growth Allocation Fund

LVIP Protected Profile Conservative Fund

LVIP Protected Profile Moderate Fund

LVIP Protected Profile Growth Fund

LVIP Protected Profile 2010 Fund

LVIP Protected Profile 2020 Fund

LVIP Protected Profile 2030 Fund

LVIP Protected Profile 2040 Fund

LVIP Protected Profile 2050 Fund

(each, a "Fund")

Supplement Dated June 17, 2013

to the Prospectus and Summary Prospectus

(dated April 30, 2013), and

the Statement of Additional Information

(dated April 30, 2013, as supplemented May 1, 2013)

This Supplement updates certain information in each Fund's Prospectus, Summary Prospectus, and Statement of Additional Information. You may obtain copies of each Fund's Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Effective August 12, 2013, each Fund's name is changed according to the table below. Only the Fund name is changing; each Fund's investment objective, policies, strategies, and risks remain the same.

All references to a Fund's name in its Prospectus, Summary Prospectus, and Statement of Additional Information are changed as indicated below.

CURRENT FUND NAME	NEW FUND NAME

LVIP Protected American Balanced Allocation Fund	LVIP Managed Risk American Balanced Allocation Fund
LVIP Protected American Growth Allocation Fund	LVIP Managed Risk American Growth Allocation Fund
LVIP Protected Profile Conservative Fund	LVIP Managed Risk Profile Conservative Fund
LVIP Protected Profile Moderate Fund	LVIP Managed Risk Profile Moderate Fund
LVIP Protected Profile Growth Fund	LVIP Managed Risk Profile Growth Fund
LVIP Protected Profile 2010 Fund	LVIP Managed Risk Profile 2010 Fund
LVIP Protected Profile 2020 Fund	LVIP Managed Risk Profile 2020 Fund
LVIP Protected Profile 2030 Fund	LVIP Managed Risk Profile 2030 Fund
LVIP Protected Profile 2040 Fund	LVIP Managed Risk Profile 2040 Fund
LVIP Protected Profile 2050 Fund	LVIP Managed Risk Profile 2050 Fund

LVIP Protected American Growth Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Protected American Balanced Allocation Fund

LVIP Protected American Growth Allocation Fund

LVIP Protected Profile Conservative Fund

LVIP Protected Profile Moderate Fund

LVIP Protected Profile Growth Fund

LVIP Protected Profile 2010 Fund

LVIP Protected Profile 2020 Fund

LVIP Protected Profile 2030 Fund

LVIP Protected Profile 2040 Fund

LVIP Protected Profile 2050 Fund

(each, a "Fund")

Supplement Dated June 17, 2013

to the Prospectus and Summary Prospectus

(dated April 30, 2013), and

the Statement of Additional Information

(dated April 30, 2013, as supplemented May 1, 2013)

This Supplement updates certain information in each Fund's Prospectus, Summary Prospectus, and Statement of Additional Information. You may obtain copies of each Fund's Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Effective August 12, 2013, each Fund's name is changed according to the table below. Only the Fund name is changing; each Fund's investment objective, policies, strategies, and risks remain the same.

All references to a Fund's name in its Prospectus, Summary Prospectus, and Statement of Additional Information are changed as indicated below.

CURRENT FUND NAME	NEW FUND NAME

LVIP Protected American Balanced Allocation Fund	LVIP Managed Risk American Balanced Allocation Fund
LVIP Protected American Growth Allocation Fund	LVIP Managed Risk American Growth Allocation Fund
LVIP Protected Profile Conservative Fund	LVIP Managed Risk Profile Conservative Fund
LVIP Protected Profile Moderate Fund	LVIP Managed Risk Profile Moderate Fund
LVIP Protected Profile Growth Fund	LVIP Managed Risk Profile Growth Fund
LVIP Protected Profile 2010 Fund	LVIP Managed Risk Profile 2010 Fund
LVIP Protected Profile 2020 Fund	LVIP Managed Risk Profile 2020 Fund
LVIP Protected Profile 2030 Fund	LVIP Managed Risk Profile 2030 Fund
LVIP Protected Profile 2040 Fund	LVIP Managed Risk Profile 2040 Fund
LVIP Protected Profile 2050 Fund	LVIP Managed Risk Profile 2050 Fund

LVIP Protected Profile Conservative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Protected American Balanced Allocation Fund

LVIP Protected American Growth Allocation Fund

LVIP Protected Profile Conservative Fund

LVIP Protected Profile Moderate Fund

LVIP Protected Profile Growth Fund

LVIP Protected Profile 2010 Fund

LVIP Protected Profile 2020 Fund

LVIP Protected Profile 2030 Fund

LVIP Protected Profile 2040 Fund

LVIP Protected Profile 2050 Fund

(each, a "Fund")

Supplement Dated June 17, 2013

to the Prospectus and Summary Prospectus

(dated April 30, 2013), and

the Statement of Additional Information

(dated April 30, 2013, as supplemented May 1, 2013)

This Supplement updates certain information in each Fund's Prospectus, Summary Prospectus, and Statement of Additional Information. You may obtain copies of each Fund's Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Effective August 12, 2013, each Fund's name is changed according to the table below. Only the Fund name is changing; each Fund's investment objective, policies, strategies, and risks remain the same.

All references to a Fund's name in its Prospectus, Summary Prospectus, and Statement of Additional Information are changed as indicated below.

CURRENT FUND NAME	NEW FUND NAME

LVIP Protected American Balanced Allocation Fund	LVIP Managed Risk American Balanced Allocation Fund
LVIP Protected American Growth Allocation Fund	LVIP Managed Risk American Growth Allocation Fund
LVIP Protected Profile Conservative Fund	LVIP Managed Risk Profile Conservative Fund
LVIP Protected Profile Moderate Fund	LVIP Managed Risk Profile Moderate Fund
LVIP Protected Profile Growth Fund	LVIP Managed Risk Profile Growth Fund
LVIP Protected Profile 2010 Fund	LVIP Managed Risk Profile 2010 Fund
LVIP Protected Profile 2020 Fund	LVIP Managed Risk Profile 2020 Fund
LVIP Protected Profile 2030 Fund	LVIP Managed Risk Profile 2030 Fund
LVIP Protected Profile 2040 Fund	LVIP Managed Risk Profile 2040 Fund
LVIP Protected Profile 2050 Fund	LVIP Managed Risk Profile 2050 Fund

LVIP Protected Profile Moderate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Protected American Balanced Allocation Fund

LVIP Protected American Growth Allocation Fund

LVIP Protected Profile Conservative Fund

LVIP Protected Profile Moderate Fund

LVIP Protected Profile Growth Fund

LVIP Protected Profile 2010 Fund

LVIP Protected Profile 2020 Fund

LVIP Protected Profile 2030 Fund

LVIP Protected Profile 2040 Fund

LVIP Protected Profile 2050 Fund

(each, a "Fund")

Supplement Dated June 17, 2013

to the Prospectus and Summary Prospectus

(dated April 30, 2013), and

the Statement of Additional Information

(dated April 30, 2013, as supplemented May 1, 2013)

This Supplement updates certain information in each Fund's Prospectus, Summary Prospectus, and Statement of Additional Information. You may obtain copies of each Fund's Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Effective August 12, 2013, each Fund's name is changed according to the table below. Only the Fund name is changing; each Fund's investment objective, policies, strategies, and risks remain the same.

All references to a Fund's name in its Prospectus, Summary Prospectus, and Statement of Additional Information are changed as indicated below.

CURRENT FUND NAME	NEW FUND NAME

LVIP Protected American Balanced Allocation Fund	LVIP Managed Risk American Balanced Allocation Fund
LVIP Protected American Growth Allocation Fund	LVIP Managed Risk American Growth Allocation Fund
LVIP Protected Profile Conservative Fund	LVIP Managed Risk Profile Conservative Fund
LVIP Protected Profile Moderate Fund	LVIP Managed Risk Profile Moderate Fund
LVIP Protected Profile Growth Fund	LVIP Managed Risk Profile Growth Fund
LVIP Protected Profile 2010 Fund	LVIP Managed Risk Profile 2010 Fund
LVIP Protected Profile 2020 Fund	LVIP Managed Risk Profile 2020 Fund
LVIP Protected Profile 2030 Fund	LVIP Managed Risk Profile 2030 Fund
LVIP Protected Profile 2040 Fund	LVIP Managed Risk Profile 2040 Fund
LVIP Protected Profile 2050 Fund	LVIP Managed Risk Profile 2050 Fund

LVIP Protected Profile Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Protected American Balanced Allocation Fund

LVIP Protected American Growth Allocation Fund

LVIP Protected Profile Conservative Fund

LVIP Protected Profile Moderate Fund

LVIP Protected Profile Growth Fund

LVIP Protected Profile 2010 Fund

LVIP Protected Profile 2020 Fund

LVIP Protected Profile 2030 Fund

LVIP Protected Profile 2040 Fund

LVIP Protected Profile 2050 Fund

(each, a "Fund")

Supplement Dated June 17, 2013

to the Prospectus and Summary Prospectus

(dated April 30, 2013), and

the Statement of Additional Information

(dated April 30, 2013, as supplemented May 1, 2013)

This Supplement updates certain information in each Fund's Prospectus, Summary Prospectus, and Statement of Additional Information. You may obtain copies of each Fund's Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Effective August 12, 2013, each Fund's name is changed according to the table below. Only the Fund name is changing; each Fund's investment objective, policies, strategies, and risks remain the same.

All references to a Fund's name in its Prospectus, Summary Prospectus, and Statement of Additional Information are changed as indicated below.

CURRENT FUND NAME	NEW FUND NAME

LVIP Protected American Balanced Allocation Fund	LVIP Managed Risk American Balanced Allocation Fund
LVIP Protected American Growth Allocation Fund	LVIP Managed Risk American Growth Allocation Fund
LVIP Protected Profile Conservative Fund	LVIP Managed Risk Profile Conservative Fund
LVIP Protected Profile Moderate Fund	LVIP Managed Risk Profile Moderate Fund
LVIP Protected Profile Growth Fund	LVIP Managed Risk Profile Growth Fund
LVIP Protected Profile 2010 Fund	LVIP Managed Risk Profile 2010 Fund
LVIP Protected Profile 2020 Fund	LVIP Managed Risk Profile 2020 Fund
LVIP Protected Profile 2030 Fund	LVIP Managed Risk Profile 2030 Fund
LVIP Protected Profile 2040 Fund	LVIP Managed Risk Profile 2040 Fund
LVIP Protected Profile 2050 Fund	LVIP Managed Risk Profile 2050 Fund

LVIP Protected Profile 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Protected American Balanced Allocation Fund

LVIP Protected American Growth Allocation Fund

LVIP Protected Profile Conservative Fund

LVIP Protected Profile Moderate Fund

LVIP Protected Profile Growth Fund

LVIP Protected Profile 2010 Fund

LVIP Protected Profile 2020 Fund

LVIP Protected Profile 2030 Fund

LVIP Protected Profile 2040 Fund

LVIP Protected Profile 2050 Fund

(each, a "Fund")

Supplement Dated June 17, 2013

to the Prospectus and Summary Prospectus

(dated April 30, 2013), and

the Statement of Additional Information

(dated April 30, 2013, as supplemented May 1, 2013)

This Supplement updates certain information in each Fund's Prospectus, Summary Prospectus, and Statement of Additional Information. You may obtain copies of each Fund's Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Effective August 12, 2013, each Fund's name is changed according to the table below. Only the Fund name is changing; each Fund's investment objective, policies, strategies, and risks remain the same.

All references to a Fund's name in its Prospectus, Summary Prospectus, and Statement of Additional Information are changed as indicated below.

CURRENT FUND NAME	NEW FUND NAME

LVIP Protected American Balanced Allocation Fund	LVIP Managed Risk American Balanced Allocation Fund
LVIP Protected American Growth Allocation Fund	LVIP Managed Risk American Growth Allocation Fund
LVIP Protected Profile Conservative Fund	LVIP Managed Risk Profile Conservative Fund
LVIP Protected Profile Moderate Fund	LVIP Managed Risk Profile Moderate Fund
LVIP Protected Profile Growth Fund	LVIP Managed Risk Profile Growth Fund
LVIP Protected Profile 2010 Fund	LVIP Managed Risk Profile 2010 Fund
LVIP Protected Profile 2020 Fund	LVIP Managed Risk Profile 2020 Fund
LVIP Protected Profile 2030 Fund	LVIP Managed Risk Profile 2030 Fund
LVIP Protected Profile 2040 Fund	LVIP Managed Risk Profile 2040 Fund
LVIP Protected Profile 2050 Fund	LVIP Managed Risk Profile 2050 Fund

LVIP Protected Profile 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Protected American Balanced Allocation Fund

LVIP Protected American Growth Allocation Fund

LVIP Protected Profile Conservative Fund

LVIP Protected Profile Moderate Fund

LVIP Protected Profile Growth Fund

LVIP Protected Profile 2010 Fund

LVIP Protected Profile 2020 Fund

LVIP Protected Profile 2030 Fund

LVIP Protected Profile 2040 Fund

LVIP Protected Profile 2050 Fund

(each, a "Fund")

Supplement Dated June 17, 2013

to the Prospectus and Summary Prospectus

(dated April 30, 2013), and

the Statement of Additional Information

(dated April 30, 2013, as supplemented May 1, 2013)

This Supplement updates certain information in each Fund's Prospectus, Summary Prospectus, and Statement of Additional Information. You may obtain copies of each Fund's Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Effective August 12, 2013, each Fund's name is changed according to the table below. Only the Fund name is changing; each Fund's investment objective, policies, strategies, and risks remain the same.

All references to a Fund's name in its Prospectus, Summary Prospectus, and Statement of Additional Information are changed as indicated below.

CURRENT FUND NAME	NEW FUND NAME

LVIP Protected American Balanced Allocation Fund	LVIP Managed Risk American Balanced Allocation Fund
LVIP Protected American Growth Allocation Fund	LVIP Managed Risk American Growth Allocation Fund
LVIP Protected Profile Conservative Fund	LVIP Managed Risk Profile Conservative Fund
LVIP Protected Profile Moderate Fund	LVIP Managed Risk Profile Moderate Fund
LVIP Protected Profile Growth Fund	LVIP Managed Risk Profile Growth Fund
LVIP Protected Profile 2010 Fund	LVIP Managed Risk Profile 2010 Fund
LVIP Protected Profile 2020 Fund	LVIP Managed Risk Profile 2020 Fund
LVIP Protected Profile 2030 Fund	LVIP Managed Risk Profile 2030 Fund
LVIP Protected Profile 2040 Fund	LVIP Managed Risk Profile 2040 Fund
LVIP Protected Profile 2050 Fund	LVIP Managed Risk Profile 2050 Fund

LVIP Protected Profile 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Protected American Balanced Allocation Fund

LVIP Protected American Growth Allocation Fund

LVIP Protected Profile Conservative Fund

LVIP Protected Profile Moderate Fund

LVIP Protected Profile Growth Fund

LVIP Protected Profile 2010 Fund

LVIP Protected Profile 2020 Fund

LVIP Protected Profile 2030 Fund

LVIP Protected Profile 2040 Fund

LVIP Protected Profile 2050 Fund

(each, a "Fund")

Supplement Dated June 17, 2013

to the Prospectus and Summary Prospectus

(dated April 30, 2013), and

the Statement of Additional Information

(dated April 30, 2013, as supplemented May 1, 2013)

This Supplement updates certain information in each Fund's Prospectus, Summary Prospectus, and Statement of Additional Information. You may obtain copies of each Fund's Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Effective August 12, 2013, each Fund's name is changed according to the table below. Only the Fund name is changing; each Fund's investment objective, policies, strategies, and risks remain the same.

All references to a Fund's name in its Prospectus, Summary Prospectus, and Statement of Additional Information are changed as indicated below.

CURRENT FUND NAME	NEW FUND NAME

LVIP Protected American Balanced Allocation Fund	LVIP Managed Risk American Balanced Allocation Fund
LVIP Protected American Growth Allocation Fund	LVIP Managed Risk American Growth Allocation Fund
LVIP Protected Profile Conservative Fund	LVIP Managed Risk Profile Conservative Fund
LVIP Protected Profile Moderate Fund	LVIP Managed Risk Profile Moderate Fund
LVIP Protected Profile Growth Fund	LVIP Managed Risk Profile Growth Fund
LVIP Protected Profile 2010 Fund	LVIP Managed Risk Profile 2010 Fund
LVIP Protected Profile 2020 Fund	LVIP Managed Risk Profile 2020 Fund
LVIP Protected Profile 2030 Fund	LVIP Managed Risk Profile 2030 Fund
LVIP Protected Profile 2040 Fund	LVIP Managed Risk Profile 2040 Fund
LVIP Protected Profile 2050 Fund	LVIP Managed Risk Profile 2050 Fund

LVIP Protected Profile 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Protected American Balanced Allocation Fund

LVIP Protected American Growth Allocation Fund

LVIP Protected Profile Conservative Fund

LVIP Protected Profile Moderate Fund

LVIP Protected Profile Growth Fund

LVIP Protected Profile 2010 Fund

LVIP Protected Profile 2020 Fund

LVIP Protected Profile 2030 Fund

LVIP Protected Profile 2040 Fund

LVIP Protected Profile 2050 Fund

(each, a "Fund")

Supplement Dated June 17, 2013

to the Prospectus and Summary Prospectus

(dated April 30, 2013), and

the Statement of Additional Information

(dated April 30, 2013, as supplemented May 1, 2013)

This Supplement updates certain information in each Fund's Prospectus, Summary Prospectus, and Statement of Additional Information. You may obtain copies of each Fund's Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Effective August 12, 2013, each Fund's name is changed according to the table below. Only the Fund name is changing; each Fund's investment objective, policies, strategies, and risks remain the same.

All references to a Fund's name in its Prospectus, Summary Prospectus, and Statement of Additional Information are changed as indicated below.

CURRENT FUND NAME	NEW FUND NAME

LVIP Protected American Balanced Allocation Fund	LVIP Managed Risk American Balanced Allocation Fund
LVIP Protected American Growth Allocation Fund	LVIP Managed Risk American Growth Allocation Fund
LVIP Protected Profile Conservative Fund	LVIP Managed Risk Profile Conservative Fund
LVIP Protected Profile Moderate Fund	LVIP Managed Risk Profile Moderate Fund
LVIP Protected Profile Growth Fund	LVIP Managed Risk Profile Growth Fund
LVIP Protected Profile 2010 Fund	LVIP Managed Risk Profile 2010 Fund
LVIP Protected Profile 2020 Fund	LVIP Managed Risk Profile 2020 Fund
LVIP Protected Profile 2030 Fund	LVIP Managed Risk Profile 2030 Fund
LVIP Protected Profile 2040 Fund	LVIP Managed Risk Profile 2040 Fund
LVIP Protected Profile 2050 Fund	LVIP Managed Risk Profile 2050 Fund

LVIP Protected Profile 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lvipt_SupplementTextBlock

LVIP Protected American Balanced Allocation Fund

LVIP Protected American Growth Allocation Fund

LVIP Protected Profile Conservative Fund

LVIP Protected Profile Moderate Fund

LVIP Protected Profile Growth Fund

LVIP Protected Profile 2010 Fund

LVIP Protected Profile 2020 Fund

LVIP Protected Profile 2030 Fund

LVIP Protected Profile 2040 Fund

LVIP Protected Profile 2050 Fund

(each, a "Fund")

Supplement Dated June 17, 2013

to the Prospectus and Summary Prospectus

(dated April 30, 2013), and

the Statement of Additional Information

(dated April 30, 2013, as supplemented May 1, 2013)

This Supplement updates certain information in each Fund's Prospectus, Summary Prospectus, and Statement of Additional Information. You may obtain copies of each Fund's Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.LincolnFinancial.com/lvip.

Effective August 12, 2013, each Fund's name is changed according to the table below. Only the Fund name is changing; each Fund's investment objective, policies, strategies, and risks remain the same.

All references to a Fund's name in its Prospectus, Summary Prospectus, and Statement of Additional Information are changed as indicated below.

CURRENT FUND NAME	NEW FUND NAME

LVIP Protected American Balanced Allocation Fund	LVIP Managed Risk American Balanced Allocation Fund
LVIP Protected American Growth Allocation Fund	LVIP Managed Risk American Growth Allocation Fund
LVIP Protected Profile Conservative Fund	LVIP Managed Risk Profile Conservative Fund
LVIP Protected Profile Moderate Fund	LVIP Managed Risk Profile Moderate Fund
LVIP Protected Profile Growth Fund	LVIP Managed Risk Profile Growth Fund
LVIP Protected Profile 2010 Fund	LVIP Managed Risk Profile 2010 Fund
LVIP Protected Profile 2020 Fund	LVIP Managed Risk Profile 2020 Fund
LVIP Protected Profile 2030 Fund	LVIP Managed Risk Profile 2030 Fund
LVIP Protected Profile 2040 Fund	LVIP Managed Risk Profile 2040 Fund
LVIP Protected Profile 2050 Fund	LVIP Managed Risk Profile 2050 Fund